Cash and Cash Equivalents and Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 99	$ 109
Amounts deposited on a blocked account	75
Current debt securities	221	67
Debt securities [member]
Disclosure of detailed information about borrowings [line items]
Current debt securities	$ 221	$ 67